8. EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
EARNINGS PER SHARE
	Year Ended June 30,
	2015	2014
Net income (loss) attributable to Parent Company	$760,008	$(972,036)
Weighted-average shares of common stock outstanding:
Basic	10,533,869	10,386,881
Dilutive effect of common stock equivalents arising from stock options	106,864	–
Diluted Outstanding shares	10,640,733	10,386,881
Basic earnings (loss) per share	$0.07	$(0.09)
Diluted earnings (loss) per share	$0.07	$(0.09)